DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		$ (1,603)	$ (262)	$ 324
Fair Value Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member] | Non-Interest Income-Other [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(242)	0	0
Cash Flow Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(1,603)	(262)	324
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		425	237	(18)
Gain (Loss) Recognized in Income	[1]	0	(12)	(12)
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(1,211)	(340)	108
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		363	206	0
Gain (Loss) Recognized in Income	[1]	0	0	0
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(392)	78	216
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		62	31	(18)
Gain (Loss) Recognized in Income	[1]	0	(12)	(12)
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	960	(263)	(709)
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	725	157	(116)
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	233	(420)	(593)
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	25	(206)	84
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(23)	206	(84)
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(4,046)	113	43
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	$ 4,046	$ (113)	$ (43)

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.